Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials	$ 7,426,338	$ 5,687,671
Work in process	1,300,647	916,997
Finished goods	970,021	546,208
Inventory valuation allowance	(92,243)	(94,417)
Total	$ 9,604,763	$ 7,056,459